Shareholders' equity and share-based payments - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pre-tax amount
Actuarial gains and losses	$ 823	$ (371)	$ 557
Currency translation adjustment generated by the parent company	9,316	(1,548)	(7,268)
Sub-total items not potentially reclassifiable to profit & loss	10,139	(1,919)	(6,711)
Currency translation adjustment	(2,578)	(1,098)	2,456
Available for sale financial assets	7	4	9
Cash flow hedge	324	239	(185)
Share of other comprehensive income of equity affiliates, net amount	(677)	935	120
Other		1	1
Sub-total items potentially reclassifiable to profit & loss	(2,924)	81	2,401
Total other comprehensive income	7,215	(1,838)	(4,310)
Tax effect
Actuarial gains and losses	(390)	55	(278)
Sub-total items not potentially reclassifiable to profit & loss	(390)	55	(278)
Available for sale financial assets	(3)		(5)
Cash flow hedge	(97)	(76)	58
Sub-total items potentially reclassifiable to profit & loss	(100)	(76)	53
Total other comprehensive income	(490)	(21)	(225)
Net amount
Actuarial gains and losses	433	(316)	279
Currency translation adjustment generated by the parent company	9,316	(1,548)	(7,268)
Items not potentially reclassified to profit and loss	9,749	(1,864)	(6,989)
Currency translation adjustment	(2,578)	(1,098)	2,456
Available for sale financial assets	4	4	4
Cash flow hedge	227	163	(127)
Total share of other comprehensive income of equity affiliates, net amount	(677)	935	120
Other		1	1
Items potentially reclassifiable to profit and loss	(3,024)	5	2,454
Total other comprehensive income (net amount)	$ 6,725	$ (1,859)	$ (4,535)